SCHEDULE OF ALLOWANCE FOR CREDIT LOSS OF PROMISSORY NOTES (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Promissory Note Receivables
Balance at April 1,	$ 47,123	$ 6,041
Allowance for expected credit losses	145,737	18,685	47,123
Balance at March 31,	$ 192,860	$ 24,726	$ 47,123